Stock-Based Compensation (Schedule Of Fair Value Of Option Grants) (Details)	12 Months Ended
	Jul. 02, 2011	Jul. 03, 2010	Jun. 27, 2009
Stock-Based Compensation
Weighted average expected lives, years	7.2	8.0	8.0
Weighted average risk-free interest rates	2.08%	3.03%	3.10%
Range of risk-free interest rates, minimum	1.91%	3.02%
Range of risk-free interest rates, maximum	2.66%	3.15%	3.10%
Weighted average expected volatility	28.00%	27.20%	22.10%
Range of expected volatility, minimum	27.30%	27.20%
Range of expected volatility, maximum	30.00%	27.60%	22.10%
Dividend yield	2.90%	4.40%	3.00%